Standby Equity Purchase Agreement (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 14, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Apr. 29, 2025 $ / item	Apr. 20, 2025 $ / shares	Feb. 15, 2025 $ / shares	Feb. 15, 2025 $ / item	Nov. 12, 2024 $ / shares	Oct. 30, 2024 USD ($)
Standby Equity Purchase Agreement [Line Items]
Principal amount	$ 2,000	$ 1,250	$ 1,250							$ 5,000
Percentage of excess of common stock	20.00%
Convertible promissory note	$ 3,000
Net proceeds			$ 900
Sale of price per share (in Dollars per share) | $ / shares		$ 11.5	$ 11.5
Convertible threshold trading days		3 days	3 years
Percentage of closing price			20.00%						20.00%
Floor price was adjusted (in Dollars per Share)							0.19	0.19
Volume-weighted-average price (in Dollars per share) | $ / shares		$ 0.5	$ 0.5
Percentage of common stock		4.99%	4.99%
Percentage of amortization principal amount		5.00%	5.00%
Derivative of fair value		$ 111	$ 80
Interest expense		76	39
Gross purchase price		$ 50,000	$ 50,000
Percentage of common stock outstanding		19.90%	19.90%
Commitment fee		$ 500	$ 500,000
Fair value of shares issued			10,361
Gain on extinguishment of accrued liabilities			$ 173
Convertible Notes [Member]
Standby Equity Purchase Agreement [Line Items]
Net proceeds	$ 2,755
Interest rate	18.00%		18.00%
Convertible Promissory Note [Member]
Standby Equity Purchase Agreement [Line Items]
Original issuance discount rate	8.00%
Maturity date	Nov. 13, 2025
Interest rate	0.00%		0.00%
Percentage of volume weighted average price		94.00%	94.00%
Convertible threshold trading days		5 days	5 years
Floor price per share (in Dollars per share) | $ / shares			$ 1.154						$ 1.154
Floor price was adjusted (in Dollars per Share) | $ / item					0.15
Derivative of fair value		$ 69	$ 69
Registration Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days		10 days
Exchange Cap Event [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of common stock		99.00%	99.00%
SEPA [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value		$ 32	$ 188
Gain on extinguishment of accrued liabilities			173
Commitment fee			1,051
YA II PN, Ltd. [Member]
Standby Equity Purchase Agreement [Line Items]
Fair value of shares issued			$ 327
Subsequent Event [Member]
Standby Equity Purchase Agreement [Line Items]
Fixed price reset (in Dollars per share) | $ / shares						$ 1.68
Minimum [Member]
Standby Equity Purchase Agreement [Line Items]
Percentage of advance notice		96.00%	96.00%
Minimum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days		5 days	5 years
Maximum [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value			$ 11
Percentage of advance notice		97.00%	97.00%
Maximum [Member] | Floor Price Event [Member]
Standby Equity Purchase Agreement [Line Items]
Convertible threshold trading days		7 days	7 years
Maximum [Member] | Registration Event [Member]
Standby Equity Purchase Agreement [Line Items]
Consecutive trading days			10
Common Stock [Member]
Standby Equity Purchase Agreement [Line Items]
Volume-weighted-average price (in Dollars per share) | $ / shares		$ 11.5	$ 11.5
Previously Reported [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value			$ 188
Previously Reported [Member] | SEPA [Member]
Standby Equity Purchase Agreement [Line Items]
Derivative of fair value			$ 1,551